Expense Example	Mar. 28, 2025 USD ($)
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	1,017
Expense Example, with Redemption, 5 Years	1,362
Expense Example, with Redemption, 10 Years	2,333
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	808
Expense Example, with Redemption, 5 Years	1,440
Expense Example, with Redemption, 10 Years	3,141
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,890
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,224
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	694
Expense Example, with Redemption, 3 Years	1,998
Expense Example, with Redemption, 5 Years	3,257
Expense Example, with Redemption, 10 Years	6,210
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	1,716
Expense Example, with Redemption, 5 Years	3,154
Expense Example, with Redemption, 10 Years	6,442
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	1,510
Expense Example, with Redemption, 5 Years	2,845
Expense Example, with Redemption, 10 Years	5,979
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	711
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	3,059
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	759
Expense Example, with Redemption, 10 Years	1,661
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	979
Expense Example, with Redemption, 5 Years	1,686
Expense Example, with Redemption, 10 Years	3,561
Q3 ALL-SEASON TACTICAL FUND | Q3 ALL-SEASON TACTICAL FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	2,052
Q3 ALL-SEASON TACTICAL FUND | Q3 ALL-SEASON TACTICAL FUND C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	979
Expense Example, with Redemption, 5 Years	1,669
Expense Example, with Redemption, 10 Years	3,505
Q3 All-Season Active Rotation ETF | Q3 All-Season Active Rotation ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	$ 1,409